Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Stratasys Ltd., and its subsidiaries. All intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.

Functional Currency and Foreign Currency Transactions

Functional Currency and Foreign Currency Transactions

A major part of the Company’s operations is carried out by Stratasys Ltd. in Israel and its subsidiaries in the United States. The functional currency of these entities is the U.S. dollar (“dollar” or “$”). The functional currency of other subsidiaries is generally their local currency. The financial statements of those subsidiaries are included in the consolidated financial statements, based on translation into U.S. dollars. Assets and liabilities accounts are translated at year-end exchange rates, while revenues and expenses accounts are translated at average exchange rates during the year. The remeasurement adjustments of foreign currencies translation are included in the Company’s shareholders’ equity as a component of accumulated other comprehensive loss in the accompanying consolidated financial statements. Gains and losses arising from foreign currency remeasurements of monetary balances denominated in non-functional currencies are reflected in financial income, net in the consolidated statements of operations and comprehensive loss.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements. As applicable to these consolidated financial statements, the most significant estimates relate to revenue recognition, inventories measurement, valuation allowance, uncertain tax positions, recoverability of intangibles and goodwill and purchase price allocation including contingent consideration.

In particular, a number of estimates have been and will continue to be affected by the ongoing COVID-19 pandemic. The severity, magnitude and duration, as well as the economic consequences, of the COVID-19 pandemic, are uncertain, rapidly changing and difficult to predict. As a result, the accounting estimates and assumptions may change over time in response to COVID-19. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuation; inventory valuation; and the allowance for expected credit losses.

Bank Deposits

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

      Observable inputs are inputs that are developed using market data, such as publicly available information about actual events or transactions, and that reflect the assumptions that market participants would use when pricing the asset or liability. Unobservable inputs are inputs for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset or liability. The fair value hierarchy categorizes into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date. Level 2 inputs include inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs). Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Business Combinations

Business Combinations

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired, liabilities assumed, and non-controlling interests in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses and restructuring costs are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred plus the fair value of any non-controlling interest in the acquiree over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. The fair value of the consideration transferred may include a combination of cash, equity securities, earn out payments and deferred payments. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The cumulative impact of revisions during the measurement period is recognized in the reporting period in which the revisions are identified. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

The Company records obligations in connection with its business combinations at fair value on the acquisition date. Each reporting period thereafter, the Company revalues earn-out payments and deferred payments which are classified as liabilities and records the changes in their fair value in the consolidated statements of operations and comprehensive loss.

Changes in the fair value of the obligations in connection with its business combinations can result from adjustments to the discount rates, the Company’s shares price, sales and profitability targets. These fair value measurements represent Level 3 measurements, as they are based on significant inputs not observable in the market. Significant judgment is required in determining the assumptions utilized as of the acquisition date and for each subsequent measurement period. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, with maturities of ninety days or less when acquired, are considered to be cash equivalents.

Bank Deposits

Bank Deposits

Bank deposits with original maturity dates of more than three months but at balance sheet date are less than one year are included in short-term deposits. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Accounts Receivable, net

Accounts Receivable, net

The Company adopted the Current Expected Credit Losses ("CECL") guidance effective January 1, 2020, with no material impact on its consolidated financial statements. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Allowance for credit losses due to the Company’s accounts receivable amounted to $517 thousand and $870 thousand as of December 31, 2021 and 2020, respectively. Changes in the allowance for credit losses are recognized in selling, general and administrative expenses. Accounts receivable are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

The balance and the changes in the allowance for expected credit losses are comprised as follows:

Derivative Instruments and Hedge Accounting

Derivative Instruments and Hedge Accounting

The Company conducts its operations globally and may be exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. As part of the Company’s risk management strategy, the Company enters into transactions involving foreign currency exchange derivative financial instruments. For its non-hedging transactions, the Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures. The Company does not enter into derivative transactions for trading purposes.

The Company recognizes these derivative instruments as either assets or liabilities in the consolidated balance sheets at their fair value. Derivatives in a gain position are reported in other current assets in the consolidated balance sheets and derivatives in a loss position are recorded in accrued expenses and other current liabilities in the consolidated balance sheets, on a gross basis.

On the date that the Company enters into a derivative contract, it designates the derivative for accounting purposes, as either a hedging instrument which qualifies for hedge accounting or as a non-hedging instrument which does not qualify for hedge accounting. In order to qualify for hedge accounting, the Company formally documents at the inception of each hedging relationship the hedging instrument, the hedged item, the risk management objective and strategy for undertaking each hedging relationship, and the method used to assess hedge effectiveness.

      For each hedging instrument that hedges the exposure to variability in expected future cash flows and that is designated and effective as a cash flow hedge, both the effective and ineffective portion of the unrealized gain or loss on the derivative instrument are reported as a component of accumulated other comprehensive loss in the Company’s shareholders’ equity and are reclassified into earnings in the same period and in the same line item in which the hedged transaction affects earnings. The cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

For non-hedging instruments, the Company records the changes in fair value of derivative instruments in financial income, net in the consolidated statements of operations and comprehensive loss. The cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging. Refer to Note 12 for further information regarding the Company’s derivative and hedging activities.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined mainly using standard cost, which approximates actual cost, on a first-in, first-out basis. Inventory costs consist of materials, direct labor and overhead. Net realizable value is determined based on estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The Company periodically assesses inventory for obsolescence and excess balances and reduces the carrying value by an amount equal to the difference between its cost and the net realizable value. The net realizable value is primarily estimated based on future demand forecasts, as well as, historical sales trends, product life cycle status and product development plans.

Long-term Investments

Long-term Investments

The Company’s investments in non-marketable equity securities in which it has the ability to exercise significant influence, but does not control through variable interests or voting interests, are accounted for under the equity method of accounting. Under the equity method, the Company recognizes its proportionate share of the comprehensive income or loss of the investee. The Company’s share of profit or losses from equity method investments is included in share in profit or losses of associated companies.

      Other non-marketable equity securities without readily determinable fair value in which the Company does not have a controlling interest or significant influence are recorded at their original cost and adjusted for observable price changes for identical or similar instruments less any impairment. Marketable securities are carried at fair value with changes in value recorded in Consolidated Statements of Operations and Comprehensive Loss.

     The Company reviews its unconsolidated long-term investments for potential impairment or other adjustments, which generally involves an analysis of the facts and changes in circumstances influencing the investments

Property, Plant and Equipment, net

Property, Plant and Equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, or in the case of leasehold improvements, the shorter of the lease term (including any renewal periods, if appropriate) or the estimated useful life of the asset. Repairs and maintenance are charged to expense as incurred, while betterments and improvements that extend the useful life or add functionality of property, plant and equipment are capitalized.

       Depreciation is computed primarily over the following periods:

Useful Life
in Years
Buildings	25 - 40
Machinery and equipment	5 - 10
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

 The Company reviews the carrying amounts of property, plant and equipment for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities. The Company then compares the carrying amounts of the assets or asset groups with the related estimated undiscounted future cash flows. In the event impairment exists, an impairment charge is recorded at the amount by which the carrying amount of the asset or asset group exceeds the fair value. In addition, the remaining depreciation period for the impaired asset would be reassessed and, if necessary, revised.

Other Intangible Assets, net

Intangible assets and their useful lives are as follows:

Weighted Average
Useful Life (in Years)
Developed technology	9
Patents	10
Trade names	10
Customer relationships	9

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of acquired developed technology is recorded in cost of revenues. Amortization of trade names, customer relationships and patents are recorded under selling, general and administrative expenses.

For definite life intangible assets, the Company reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities.
Other Intangible Assets, net

Other Intangible Assets, net

Intangible assets and their useful lives are as follows:

Weighted Average
Useful Life (in Years)
Developed technology	9
Patents	10
Trade names	10
Customer relationships	9

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of acquired developed technology is recorded in cost of revenues. Amortization of trade names, customer relationships and patents are recorded under selling, general and administrative expenses.

For definite life intangible assets, the Company reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the group are largely independent of the cash flows of other assets and liabilities. The Company then compares the carrying amounts of the asset or assets groups with their respective estimated undiscounted future cash flows. If the definite life intangible asset or assets group are determined to be impaired, an impairment charge is recorded at the amount by which the carrying amount of the asset or assets group exceeds their fair value. Fair value is determined by using an applicable discounted cash flow model. In addition, the remaining amortization period for the impaired asset would be reassessed and, if necessary, revised. Refer to Note 8 for further information.

Goodwill

Goodwill

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but rather is tested for impairment annually in the fourth quarter at the reporting unit level, or whenever events or circumstances present an indication of potential impairment which requires an interim goodwill impairment analysis. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company allocates goodwill to its reporting units based on the reporting unit expected to benefit from the business combination.

      The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset.

     ASC 350, “Intangibles - Goodwill and other” (“ASC 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired.
    ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative first step of the goodwill impairment test. If the carrying value of the reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company performs its quantitative goodwill impairment test by comparing the fair value of its reporting unit with its carrying value. If the reporting unit’s carrying value is determined to be greater than its fair value, an impairment charge is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value. If the fair value of the reporting unit is determined to be greater than its carrying amount, the applicable goodwill is not impaired.

Retirement Plans and Employee Rights Upon Termination

Retirement Plans and Employee Rights Upon Termination

Under Israeli law, the Company is required to pay a severance payment to its employees in Israel upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company makes ongoing deposits into its Israeli employee pension plans to fund their severance liabilities. For its employees who are employed under the Section 14 of the Severance Pay Law, 1963 (”Section 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon termination. In addition, the related obligations and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s consolidated balance sheets, as the amounts funded are not under the control and management of the Company and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposit amounts have been paid.

Severance pay liabilities with respect to for the Company’s employees in Israel who are not subject to Section 14, as well as employees who have special contractual arrangements, are provided for in the Company’s consolidated financial statements based on the length of time that they work for the Israeli entity and their latest monthly salary. The Company’s liabilities for those Israeli employees, in the amounts of $3.2 million and $4.1 million as of December 31, 2021 and 2020, respectively, are presented as other non-current liabilities in the Company’s consolidated balance sheets. These liabilities are recorded as if it was payable at each balance sheet date. These liabilities are partially funded by the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the Company’s consolidated balance sheets under other non-current assets. As of December 31, 2021 and 2020, the Company had $3.2 million and $3.1 million, respectively, deposited in these insurance policies and pension funds. These policies are the Company’s assets. However, under employment agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited.

In addition, the Company has liabilities for severance payments to its employees in other jurisdictions in accordance with local laws and practices of the countries in which they are employed.

Severance expenses for the years ended December 31, 2021, 2020 and 2019 were $3.4 million, $9.1 million and $4.0 million, respectively.

For its employees in the United States, the Company has a defined contribution retirement plan (the “Plan”) under the provisions of Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”) that covers eligible U.S. employees as defined in the Plan. Participants may elect to contribute both pre-tax or after-tax (“Roth”) up to 50% of annual taxable compensation, as defined by the Plan, up to a maximum amount prescribed by the Code. The Company, at its discretion, makes matching contributions equal 4% of the participant’s annual compensation. For the years ended December 31, 2021, 2020 and 2019 the Company made 401(k) Plan contributions of approximately $4.0 million, $4.1 million and $4.2 million respectively.

Contingent Liabilities

Contingent Liabilities

The Company is subject to various legal proceedings that arise from time to time in the ordinary course of business. The outcomes of the legal proceedings that are pending as of the date the financial statements are issued are subject to significant uncertainty. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Such assessment inherently involves an exercise of judgment. If the assessment of a contingency indicates that it is probable that loss would be incurred and the amount of the liability can be reasonably estimated, then the Company would record an accrued expense in the Company’s financial statements based on its best estimate. Loss contingencies considered to be remote by management are generally not disclosed unless material. The respective legal fees are expensed as incurred.

Redeemable Non-controlling Interests

Redeemable Non-controlling Interests

Non-controlling interests with embedded redemption features, such as put options, whose settlement is not at the Company’s discretion, are considered redeemable non-controlling interests. Redeemable non-controlling interests are considered to be temporary equity and are therefore presented as a mezzanine section between liabilities and equity on the Company’s consolidated balance sheets. Redeemable non-controlling interests are measured at the greater of the initial carrying amount adjusted for the non-controlling interest’s share of comprehensive income or loss or its redemption value. Adjustments of redeemable non-controlling interest to its redemption value are recorded through additional paid-in capital.

Business Combinations

Revenue Recognition

The Company derives revenues from sales of additive manufacturing systems, consumables and services. The Company sells its products directly through its sales force, independent sales agents and indirectly through authorized resellers.

The Company determines revenue recognition through the following steps:

•

Identification of the contract, or contracts, with a customer

•

Identification of the performance obligations in the contract

•

Determination of the transaction price

•

Allocation of the transaction price to the performance obligations in the contract

Recognition of revenue when, or as, the Company satisfies a performance obligation

Revenue is measured as the amount of consideration expected to be received in exchange for transferring goods or providing services to the end customer or to the reseller. The amount of consideration is usually at fixed price at the contract inception. Consideration from Shipping and handling are recorded on a gross basis within product revenue. Revenues are recorded net of any taxes assessed by various government entities, such as sales, use and value-added taxes.

Revenue from products, which consist of systems and consumables, is recognized when the customer has obtained control of the goods, generally at a point in time upon shipment or once delivery and risk of loss has transferred to the customer. The Company recognizes revenue on sales to resellers when the reseller has economic substance apart from the Company and the reseller is considered the principal for the transaction with the end-user customer. Service revenue derives from service type warranty and from the Company’s direct manufacturing parts services. Revenue from service is recognized ratably on a straight-line basis over the time of the service, as control is transferred over time or as services are performed if not under contract.

The Company enters into contracts with customers that can include various combinations of products and services which are generally distinct and accounted for as separate performance obligations. Products or services that are promised to a customer can be considered distinct if both of the following criteria are met: (i) the customer can benefit from the products or services either on its own or together with other readily available resources, and (ii) the Company’s promise to transfer the products or services to the customer is separately identifiable from other promises in the contract.

The transaction price is allocated to each distinct performance obligations on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

In assessing collectability as part of the revenue recognition process, the Company considers a number of factors in the evaluation of the creditworthiness of the customer, including past due amounts, payment history and financial condition. In some cases where collectability is not assured, payment terms are set partially or entirely as prepayment or customers may be required to furnish letters of credit.

See Note 3 for additional information related to disaggregation of revenue and other.

Shipping and handling costs	Shipping and handling costs Shipping and handling costs are classified as cost of revenues.
Advertising	Advertising Advertising costs are expensed as incurred and were approximately $4.5 million, $6.3 million and $16.2 million, for the years ended December 31, 2021, 2020 and 2019, respectively.
Research and Development Expenses

Research and Development Expenses

Research and development costs consist primarily of employee compensation expenses, materials, laboratory supplies, costs for related software and costs for facilities and equipment. Expenditures for research and development are expensed as incurred. Government reimbursements and other participations for development of approved projects are recognized as a reduction of expenses as the related costs are incurred. The Company is not required to pay royalties on sales of products developed using its government funding.

Income Taxes

Income Taxes

The Company and its subsidiaries are subject to income taxes in the jurisdictions in which they operate. The Company’s provision for income taxes is based on income tax rates in the tax jurisdictions where it operates, permanent differences between financial reporting and tax reporting, and available credits and incentives.

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of temporary differences between the carrying amount and tax bases of assets and liabilities under the applicable tax laws, and on effective tax rates in effect when the deferred taxes are expected to be settled or realized. Deferred taxes for each jurisdiction are presented as a non-current net asset or liability, net of any valuation allowances.

Deferred taxes have not been provided on the following items:

1)

Taxes that would apply in the event of disposal of investments in first-tier foreign subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

2)

Dividends distributable from the income of foreign companies as the Company does not expect these companies to distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes at a rate of up to 25% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

Amounts of tax-exempt income generated from the Company’s current Approved Enterprises (see note 9c), as the Company intends to permanently reinvest these profits and does not intend to distribute dividends from such income. If these dividends were to be paid, the Company would have to pay additional taxes at a rate up to 10% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

Valuation Allowances

Valuation Allowances

Valuation allowances are provided unless it is more likely than not that the deferred tax asset will be realized. In the determination of the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carryback and carry forward and prudent tax strategies that may enhance the likelihood of realization of a deferred tax asset. Assessments for the realization of deferred tax assets made at a given balance sheet date are subject to change in the future, particularly if earnings of a subsidiary are significantly higher or lower than expected, or if the Company takes operational or tax positions that could impact the future taxable earnings of a subsidiary.

Uncertain Tax Positions

Uncertain Tax Positions

The Company takes a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the position will be sustained on audit, including resolution of related appeals or litigation processes, if any.

The second step is performed only if the tax position meets the more-likely-than-not recognition threshold and is to measure the tax benefit as the amount which is more than 50% likely of being realized upon ultimate settlement. The Company reevaluates these tax positions quarterly and makes adjustments as required. The liabilities relating to uncertain tax positions are classified as current in the consolidated balance sheets to the extent the Company anticipates making payments within one year. The Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions under the provision for income taxes.

The Company presents unrecognized tax benefits as a reduction to deferred tax asset where a net operating loss, a similar tax loss, or a tax credit carryforward that are available, under the tax law of the applicable jurisdiction, to offset any additional income taxes that would result from the settlement of a tax position.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and recognizes compensation expense for its equity classified stock-based awards, including stock-based option awards, restricted stock units (“RSUs”) and performance stock units (“PSUs”) under the Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”) based on estimated fair values on the grant date.

The Company calculates the fair value of stock-based option awards on the date of grant using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. The computation of expected volatility is based on historical volatility of the Company’s shares. The expected option term is calculated using the simplified method, as the Company concludes that its historical share option exercise experience does not provide a reasonable basis to estimate its expected option term. The interest rate for periods within the expected term of the award is based on the U.S. Treasury yield curve in effect at the time of grant. The Company’s expected dividend rate is zero since the Company does not currently pay cash dividends on its shares and does not anticipate doing so in the foreseeable future.

Each of the above factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of stock-based option awards could be different. The fair values of the Company’s RSUs and PSUs are measured based on the fair value of the Company’s ordinary shares on the date of grant.

The Company recognizes compensation expenses for its stock-based option awards and RSUs on a straight-line basis over the requisite service period (primarily a four-year period). The Company accounts for forfeitures as they occur. The Company recognizes compensation expenses for its PSUs based on the probability that the performance metrics will be achieved over the vesting period. At each reporting period the Company evaluates the probability that its PSUs will be earned and adjust its previously recognized compensation expense as necessary. If the achievement of the respective performance metrics is not probable or the respective performance are not met the Company reverses its previously recognized compensation expense.

Restructuring Plan

Restructuring Plan

The Company may incur restructuring charges in connection with certain initiatives designed to adjust the Company’s cost and operating structure, improve efficiencies across the Company and to better align with the Company’s long-term strategy and overall market conditions. Restructuring charges include employee severance and associated termination costs related to the reduction of workforce, costs related to facilities closures, impairment charges of the respective long-lived assets and contract termination costs. Restructuring charges for employees’ termination costs are recognized when the required actions to execute the restructuring initiative were performed and the initiatives are probable and costs are estimable. Restructuring charges for facilities and contract terminations are recognized when the Company ceased using the rights conveyed by the contract. Significant judgments and estimates are involved in estimating the impact of restructuring plans on the Company’s consolidated financial statements. Actual results may differ from these estimates.

Loss per Share

Loss per Share

Basic loss per share is computed by dividing net income (loss) attributable to ordinary shareholders of Stratasys Ltd. by the weighted average number of ordinary shares (including fully vested RSUs and PSUs) outstanding for the reporting periods.

The denominator for diluted net loss per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive shares outstanding include the dilutive effect of in-the-money options and unvested RSUs using the treasury stock method. PSUs are considered contingently issuable shares for diluted net loss per share purposes and the dilutive impact, if any, is not included in the weighted average shares until the performance conditions are met.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short term deposits, accounts receivables, and foreign currency exchange forward contracts. Most of the Company’s cash and cash equivalents and bank deposits are invested in U.S. dollar instruments with major banks in the U.S., Israel and Europe. Management believes that the credit risk with respect to the financial institutions that hold the Company’s cash and cash equivalents and bank deposits is low.

Concentration of credit risk with respect to accounts receivable is limited due to the relatively large number of customers and their wide geographic distribution. In addition, the Company seeks to mitigate its credit exposures to its accounts receivable by credit limits, credit insurance, ongoing credit evaluation and account monitoring procedures.

Leases

Leases

     The Company adopted the new lease accounting guidance on January 1, 2019, using a modified retrospective transition approach, with certain practical expedients, and as a result did not adjust prior periods. Following the adoption, the Company recognized right-of-use assets of $27.4 million and lease liabilities of $27.9 million for its operating leases. The Company does not have finance leases.

     The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, The Company classifies the lease as a finance lease; otherwise, the Company classifies the lease as an operating lease. When determining lease classification, the Company’s approach in assessing two of the mentioned criteria is: (i) generally 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) generally 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.

     Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheet.

     ROU assets represent Stratasys's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

     The standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease components for all of the Company leases, other than leases of real estate.

     Lease terms will include options to extend or terminate the lease when it is reasonably certain that Stratasys will exercise or not exercise the option to renew or terminate the lease.

     The Company is a party to several lease agreements for its facilities, the latest of which has been extended until September 2026. The Company has the option to extend certain agreements for additional periods, the earliest of which is until the start of January 2022 and the latest is until the end of October 2028. During the extended lease period, the aggregate annual rental payments will increase by 2% to 4% each year.

The company also leases vehicles for its employees with different commencement and ending periods in Israel and Germany solely. The latest lease agreement is until the start of April 2024
Recently issued accounting pronouncements

Recently issued accounting pronouncements

Accounting Pronouncements Adopted in 2021

    In December 2019, the FASB issued new guidance to simplify the accounting for income taxes by removing certain exceptions to the general principles and simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company expect to adopt this guidance effective January 1, 2021, with no material impact on its consolidated financial statements.
Recently issued accounting pronouncements, not yet adopted

    In August 2020, the FASB issued ASU 2020-06 “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40).” This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendments to this guidance are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Company will adopt this guidance effective January 1, 2022, with no material impact on its consolidated financial statements.
    In October 2021, the FASB issued ASU 2021-08 “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquire. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company does not expect it to have a material impact on its consolidated financial statements.